Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Number of common shares	Equity Reserves [Member]	Treasury Shares [Member]	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2021		102,243,211
Balance, amount at Dec. 31, 2021	$ 78,507	$ 129,953	$ 9,573	$ (97)	$ (4,969)	$ (55,953)
Statement [Line Items]
Common shares issued for acquisition of La Preciosa, shares		15,075,000
Common shares issued for acquisition of La Preciosa, amount	14,630	$ 14,630	0	0	0	0
Exercise of options, shares		48,000
Exercise of options, amount	31	$ 46	(15)	0	0	0
Issuance costs	(13)	(13)	0	0	0	0
Share-based payments	1,618	0	1,618	0	0	0
Net Income (Loss)	1,800	0	0	0	0	1,800
Options cancelled or expired	0	$ 0	(831)	0	0	831
Carrying value of exercise of RSUs, shares		982,879
Carrying value of exercise of RSUs, amount	0	$ 899	(899)	0	0	0
Currency translation differences	(52)	$ 0	0	0	(52)	0
Balance, shares at Sep. 30, 2022		118,349,090
Balance, amount at Sep. 30, 2022	96,521	$ 145,515	9,446	(97)	(5,021)	(53,322)
Balance, shares at Dec. 31, 2022		118,349,090
Balance, amount at Dec. 31, 2022	98,021	$ 145,515	9,852	(97)	(5,223)	(52,026)
Statement [Line Items]
Issuance costs	(355)	(355)	0	0	0	0
Share-based payments	1,809	0	1,809	0	0	0
Net Income (Loss)	(21)	0	0	0	0	(21)
Options cancelled or expired	0	$ 0	(61)	0	0	61
Carrying value of exercise of RSUs, shares		1,005,333
Carrying value of exercise of RSUs, amount	0	$ 1,019	(1,019)	0	0	0
Currency translation differences	(346)	$ 0	0	0	(346)	0
Common shares at the market issuances, shares		5,360,300
Common shares at the market issuances, amount	3,597	$ 3,597	0	0	0	0
Balance, shares at Sep. 30, 2023		124,714,723
Balance, amount at Sep. 30, 2023	$ 102,705	$ 149,776	$ 10,581	$ (97)	$ (5,569)	$ (51,986)